Financial Risk Management and Policies (Details) - Schedule of Demonstrates the Sensitivity to a Reasonably Possible Change in 3 Months EIBOR	12 Months Ended
Dec. 31, 2023 USD ($)
2023 [Member]
Schedule of Demonstrates the Sensitivity to a Reasonably Possible Change in 3 Months EIBOR [Line Items]
Increase/ (decrease) of 3 months EIBOR	1.00%
Effect on profit for the year	$ 71,304
2023 One [Member]
Schedule of Demonstrates the Sensitivity to a Reasonably Possible Change in 3 Months EIBOR [Line Items]
Increase/ (decrease) of 3 months EIBOR	(1.00%)
Effect on profit for the year	$ (71,304)
2022 [Member]
Schedule of Demonstrates the Sensitivity to a Reasonably Possible Change in 3 Months EIBOR [Line Items]
Increase/ (decrease) of 3 months EIBOR	1.00%
Effect on profit for the year	$ 87,622
2022 One [Member]
Schedule of Demonstrates the Sensitivity to a Reasonably Possible Change in 3 Months EIBOR [Line Items]
Increase/ (decrease) of 3 months EIBOR	(1.00%)
Effect on profit for the year	$ (87,622)